UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: April 30

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government and agency obligations—14.04%

Federal Farm Credit Bank
0.270%, due 03/15/11[1]	115,000,000	115,000,000
0.270%, due 04/12/11[1]	109,000,000	108,992,445
0.170%, due 05/09/11[2]	100,000,000	99,954,194
0.210%, due 08/12/11[2]	50,000,000	49,944,000
0.250%, due 10/05/11[2]	50,000,000	49,914,583
0.310%, due 12/27/11[2]	48,000,000	47,864,013
0.320%, due 01/06/12[2]	42,000,000	41,873,440
Federal Home Loan Bank
0.280%, due 02/01/11[1]	135,000,000	135,000,000
0.290%, due 02/01/11[1]	100,000,000	100,000,000
0.300%, due 03/15/11[1]	102,000,000	102,000,000
0.290%, due 03/16/11[1]	89,000,000	89,000,000
0.280%, due 03/29/11[1]	177,000,000	177,000,000
0.280%, due 04/12/11[1]	240,000,000	240,000,000
0.500%, due 05/17/11[2]	115,000,000	114,832,292
0.580%, due 05/27/11	110,000,000	110,000,000
0.300%, due 11/08/11	96,500,000	96,496,299
0.260%, due 11/22/11	170,000,000	169,958,920
0.260%, due 11/23/11	57,000,000	56,981,092
0.300%, due 11/23/11	105,850,000	105,820,207
Federal Home Loan Mortgage Corp.*
0.270%, due 02/22/11[2]	175,000,000	174,972,437
0.330%, due 02/22/11[2]	71,850,000	71,836,169
Federal National Mortgage Association*
0.240% , due 04/01/11[2]	100,000,000	99,960,667
US Treasury Notes
0.875%, due 02/28/11	449,300,000	449,502,319
0.875%, due 03/31/11	100,000,000	100,064,789
4.875%, due 04/30/11	138,000,000	139,527,277
4.875%, due 05/31/11	112,900,000	114,603,257
4.875%, due 07/31/11	147,000,000	150,366,923
4.500%, due 11/30/11	190,000,000	196,608,956

Total US government and agency obligations (cost—$3,508,074,279)		3,508,074,279

Time deposit—0.90%

Banking-non-US—0.90%
Citibank N.A., Nassau
0.190% , due 02/01/11 (cost—$225,000,000)	225,000,000	225,000,000

Certificates of deposit—14.70%

Banking-non-US—14.30%
Abbey National Treasury Services PLC
0.453%, due 04/18/11[1]	210,000,000	210,000,000
Bank of Nova Scotia
0.240%, due 02/01/11[1]	182,000,000	182,000,000
0.320%, due 02/01/11[1]	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.280%, due 02/10/11	100,000,000	100,000,000
0.280%, due 02/10/11	100,000,000	100,000,000
0.300%, due 04/05/11	100,000,000	100,000,000
0.300%, due 04/13/11	130,000,000	130,000,000
BNP Paribas SA
0.453%, due 04/15/11[1]	95,000,000	95,000,000
Lloyds TSB Bank PLC
0.503%, due 04/19/11[1]	119,000,000	119,000,000

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Certificates of deposit—(concluded)

Banking-non-US—(concluded)
Mizuho Corporate Bank Ltd.
0.250%, due 02/22/11	200,000,000	200,000,000
0.270%, due 02/22/11	250,000,000	250,000,000
National Australia Bank Ltd.
0.323%, due 04/19/11[1]	44,250,000	44,243,458
National Bank of Canada
0.270%, due 04/12/11	200,000,000	200,000,000
Natixis
0.370%, due 02/01/11[1]	204,000,000	203,999,916
Nordea Bank Finland
0.280%, due 03/17/11	133,000,000	133,000,000
Royal Bank of Canada
0.350%, due 02/01/11[1]	95,000,000	95,000,000
Royal Bank of Scotland PLC
0.453%, due 04/25/11[1]	240,500,000	240,500,000
Sumitomo Mitsui Banking Corp.
0.300%, due 03/14/11	278,000,000	278,000,000
0.300%, due 04/07/11	275,000,000	275,000,000
Svenska Handelsbanken
0.280%, due 03/14/11	195,000,000	195,000,000
UniCredit SpA
0.490%, due 02/10/11	124,900,000	124,899,673
Westpac Banking Corp.
0.360%, due 02/01/11[1]	95,000,000	95,000,000

		3,570,643,047

Banking-US—0.40%
State Street Bank and Trust Co.
0.340%, due 02/08/11	100,000,000	100,000,771

Total certificates of deposit (cost—$3,670,643,818)		3,670,643,818

Commercial paper[2]—48.12%

Asset backed-banking—2.84%
Atlantis One Funding
0.270%, due 02/10/11	59,000,000	58,996,018
0.370%, due 02/11/11	175,000,000	174,982,014
0.270%, due 03/07/11	75,000,000	74,980,875
0.270%, due 04/29/11	300,000,000	299,804,250
0.350%, due 05/27/11	100,000,000	99,888,194

		708,651,351

Asset backed-miscellaneous—18.36%
Amsterdam Funding Corp.
0.240%, due 02/11/11	70,000,000	69,995,333
0.240%, due 02/14/11	145,000,000	144,987,433
0.240%, due 02/18/11	175,000,000	174,980,167
Atlantic Asset Securitization LLC
0.260%, due 02/01/11	50,000,000	50,000,000
0.240%, due 02/18/11	73,000,000	72,991,727
0.300%, due 04/06/11	100,000,000	99,946,667
0.280%, due 04/07/11	50,000,000	49,974,722
0.280%, due 04/13/11	150,000,000	149,917,167

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(continued)
Barton Capital LLC
0.250%, due 02/07/11	50,000,000	49,997,917
0.240%, due 02/18/11	70,000,000	69,992,067
0.240%, due 02/23/11	50,015,000	50,007,664
Bryant Park Funding LLC
0.230%, due 02/02/11	100,000,000	99,999,361
0.240%, due 02/15/11	75,000,000	74,993,000
Chariot Funding LLC
0.190%, due 02/01/11	43,334,000	43,334,000
0.250%, due 02/14/11	132,322,000	132,310,054
Fairway Finance Company LLC
0.260%, due 02/04/11	42,028,000	42,027,089
0.280%, due 04/12/11	41,620,000	41,597,340
Falcon Asset Securitization Corp.
0.270%, due 02/04/11	79,591,000	79,589,209
0.280%, due 02/07/11	75,000,000	74,996,500
0.250%, due 02/14/11	93,735,000	93,726,538
0.250%, due 02/23/11	50,000,000	49,992,361
0.260%, due 03/08/11	99,250,000	99,224,912
Jupiter Securitization Co. LLC
0.260%, due 02/15/11	90,500,000	90,490,849
0.260%, due 02/16/11	50,000,000	49,994,583
0.240%, due 02/18/11	140,000,000	139,984,133
0.230%, due 02/25/11	24,400,000	24,396,259
Liberty Street Funding LLC
0.240%, due 02/01/11	107,000,000	107,000,000
0.280%, due 03/03/11	100,000,000	99,976,667
LMA Americas LLC
0.270%, due 02/04/11	21,749,000	21,748,511
0.250%, due 02/08/11	50,000,000	49,997,569
0.260%, due 02/08/11	188,000,000	187,990,496
0.250%, due 02/25/11	80,000,000	79,986,667
0.310%, due 02/28/11	75,000,000	74,982,563
0.290%, due 04/26/11	29,000,000	28,980,377
0.290%, due 04/27/11	30,500,000	30,479,116
Market Street Funding LLC
0.280%, due 03/02/11	52,504,000	52,492,157
Old Line Funding Corp.
0.270%, due 02/18/11	51,231,000	51,224,468
0.270%, due 03/09/11	45,037,000	45,024,840
0.270%, due 03/11/11	78,224,000	78,201,706
0.270%, due 03/21/11	100,081,000	100,044,971
Regency Markets No. 1 LLC
0.260%, due 02/17/11	88,437,000	88,426,781
Salisbury Receivables Co. LLC
0.240%, due 02/15/11	90,000,000	89,991,600
Sheffield Receivables Corp.
0.270%, due 02/08/11	115,000,000	114,993,962
0.270%, due 03/07/11	40,000,000	39,989,800
0.270%, due 03/09/11	93,000,000	92,974,890
0.280%, due 04/13/11	85,000,000	84,953,061
Thames Asset Global Securitization No. 1
0.250%, due 02/15/11	195,000,000	194,981,042
Thunderbay Funding
0.230%, due 02/15/11	47,301,000	47,296,769
0.270%, due 02/22/11	47,200,000	47,192,566
0.230%, due 02/28/11	40,011,000	40,004,098
0.270%, due 03/21/11	60,049,000	60,027,382

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)
Variable Funding Capital Corp.
0.240%, due 02/04/11	95,000,000	94,998,100
0.270%, due 04/14/11	200,000,000	199,892,000
Windmill Funding Corp.
0.240%, due 02/02/11	57,000,000	56,999,620
0.240%, due 02/11/11	65,000,000	64,995,667
0.240%, due 02/23/11	139,420,000	139,399,552

		4,584,694,050

Asset backed-securities—2.15%
Grampian Funding LLC
0.300%, due 02/23/11	50,000,000	49,990,833
0.320%, due 03/09/11	88,000,000	87,971,840
0.320%, due 03/16/11	150,000,000	149,942,667
0.320%, due 03/17/11	50,000,000	49,980,445
0.300%, due 03/22/11	200,000,000	199,918,333

		537,804,118

Banking-non-US—5.13%
ANZ National International Ltd.
0.280%, due 02/07/11	200,000,000	199,990,666
0.330%, due 05/09/11	100,000,000	99,911,083
Banque et Caisse d’Epargne de L’Etat
0.260%, due 02/09/11	112,900,000	112,893,477
Commonwealth Bank of Australia
0.341%, due 02/07/11[1,3]	95,000,000	94,993,409
0.296%, due 02/08/11[1,3]	27,500,000	27,499,839
0.260%, due 02/22/11	237,000,000	236,964,055
Credit Suisse First Boston
0.280%, due 04/08/11	250,000,000	249,871,667
Svenska Handelsbanken
0.290%, due 04/08/11	234,000,000	233,875,590
Westpac Securities NZ Ltd.
0.350%, due 02/01/11[1,3]	25,000,000	25,000,000

		1,280,999,786

Banking-US—16.67%
ABN Amro Funding USA LLC
0.300%, due 02/04/11	50,000,000	49,998,750
0.320%, due 04/04/11	150,000,000	149,917,333
0.320%, due 04/06/11	220,000,000	219,874,844
BNP Paribas Finance
0.290%, due 02/04/11	65,000,000	64,998,429
0.540%, due 02/04/11	155,000,000	154,993,025
Danske Corp.
0.270%, due 02/16/11	93,190,000	93,179,516
0.290%, due 02/22/11	200,000,000	199,966,167
Deutsche Bank Financial LLC
0.270%, due 02/25/11	75,000,000	74,986,500
0.290%, due 03/09/11	200,000,000	199,942,000
0.300%, due 04/18/11	200,000,000	199,873,333
0.340%, due 05/18/11	173,750,000	173,576,057
Dexia Delaware LLC
0.335%, due 02/02/11	290,000,000	289,997,301
ING (US) Funding LLC
0.560%, due 02/11/11	175,000,000	174,972,778
0.250%, due 02/22/11	150,000,000	149,978,125
0.280%, due 04/21/11	195,000,000	194,880,183
0.380%, due 04/21/11	100,000,000	99,916,611
0.330%, due 05/26/11	96,900,000	96,798,740

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Commercial paper[2]—(concluded)

Banking-US—(concluded)
Natixis US Finance Co. LLC
0.250%, due 02/01/11	25,000,000	25,000,000
0.330%, due 02/01/11	21,000,000	21,000,000
0.315%, due 02/07/11	175,000,000	174,990,813
0.420%, due 04/01/11	275,000,000	274,810,708
Nordea N.A., Inc.
0.275%, due 02/10/11	67,850,000	67,845,335
0.280%, due 03/15/11	200,000,000	199,934,667
Societe Generale N.A., Inc.
0.330%, due 03/07/11	200,000,000	199,937,667
0.400%, due 04/01/11	200,000,000	199,868,889
0.410%, due 04/07/11	193,000,000	192,857,126
State Street Bank and Trust Co.
0.250%, due 02/17/11	220,000,000	219,975,556

		4,164,070,453

Finance-captive automotive—2.18%
Toyota Motor Credit Corp.
0.340%, due 02/23/11	150,000,000	149,968,833
0.340%, due 02/24/11	95,000,000	94,979,364
0.320%, due 03/24/11	100,000,000	99,954,667
0.400%, due 06/06/11	200,000,000	199,722,222

		544,625,086

Pharmaceuticals—0.79%
Sanofi-Aventis
0.190%, due 02/10/11	198,000,000	197,990,595

Total commercial paper (cost—$12,018,835,439)		12,018,835,439

US master note—3.29%

Brokerage—3.29%
Merrill Lynch, Pierce, Fenner & Smith
0.350%, due 02/01/11[1,4] (cost—$821,000,000)	821,000,000	821,000,000

Short-term corporate obligations—2.20%

Banking-non-US—0.20%
National Australia Bank Ltd.
0.294%, due 02/22/11[1,3]	50,000,000	49,996,211

Supranational—2.00%
European Investment Bank
0.400%, due 03/25/11[2]	500,000,000	499,711,111

Total short-term corporate obligations (cost—$549,707,322)		549,707,322

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—16.72%

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.200% due 02/01/11, collateralized by $302,860,100 US Treasury Notes, 0.500% to 1.375% due 03/15/12 to 10/15/13; (value—$306,000,073); proceeds: $300,001,667	300,000,000	300,000,000

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.210% due 02/01/11, collateralized by $555,645,000 Federal Home Loan Bank obligations, 0.750% to 3.375% due 06/24/11 to 10/28/13, $8,712,000 Federal Home Loan Mortgage Corp. obligations, 5.125% due 07/15/12 and $401,750,000 Federal National Mortgage Association obligations, zero coupon due 04/27/11 to 09/06/11; (value—$969,003,845); proceeds: $950,005,542	950,000,000	950,000,000

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.400% due 02/01/11, collateralized by $9,620,528 Various equity securities; (value—$160,500,000); proceeds: $150,001,667	150,000,000	150,000,000

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.450% due 02/01/11, collateralized by $249,045,000 Various corporate bonds and notes, zero coupon to 5.250% due 12/01/11 to 12/15/37; (value—$357,500,613); proceeds: $325,004,063	325,000,000	325,000,000

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.500% due 02/01/11, collateralized by $151,964,000 Various corporate bonds, notes and preferred stocks, 0.500% to 4.500% due 10/15/11 to 01/01/49; (value—$373,751,078); proceeds: $325,004,514	325,000,000	325,000,000

Repurchase agreement dated 01/31/11 with Deutsche Bank Securities, Inc., 0.210% due 02/01/11, collateralized by $401,250,000 Federal Home Loan Bank obligations, 0.260% to 1.250% due 03/30/11 to 12/12/14, $86,880,000 Federal Home Loan Mortgage Corp. obligations, zero coupon due 08/01/11 and $299,697,000 Federal National Mortgage Association obligations, 1.000% to 3.050% due 11/23/11 to 08/18/15; (value—$790,500,670); proceeds: $775,004,521	775,000,000	775,000,000

Repurchase agreement dated 01/31/11 with Goldman Sachs & Co., 0.210% due 02/01/11, collateralized by $508,723,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.750% due 04/25/11 to 07/15/32 and $366,559,000 Federal National Mortgage Association obligations, 0.550% to 6.250% due 03/15/11 to 08/06/38; (value—$969,000,132); proceeds: $950,005,542	950,000,000	950,000,000

Repurchase agreement dated 01/31/11 with Morgan Stanley & Co., 0.210% due 02/01/11, collateralized by $184,906,000 Federal National Mortgage Association obligations, 1.000% to 6.125% due 02/09/11 to 12/29/17, $75,000,000 REFCO Strip Principal obligations, zero coupon due 10/15/19 and $141,426,00 Tennessee Valley Authority obligations, 4.375% to 7.140% due 05/23/12 to 09/15/60; (value—$408,000,771); proceeds: $400,002,333	400,000,000	400,000,000

Repurchase agreement dated 01/31/11 with State Street Bank & Trust Co., 0.010% due 02/01/11, collateralized by $304,859 US Treasury Notes, 2.000% due 01/31/16; (value—$305,240); proceeds: $299,000	299,000	299,000

Total repurchase agreements (cost—$4,175,299,000)		4,175,299,000

Total investments (cost—$24,968,559,858 which approximates cost for federal income tax purposes)[5]—99.97%		24,968,559,858

Other assets in excess of liabilities—0.03%		6,302,206

Net assets—100.00%		24,974,862,064

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
1	Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2011, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rates shown are the discount rates at date of purchase.
3	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 0.79% of net assets as of January 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
4	The security detailed in the table below, which represents 3.29% of net assets, is considered liquid and restricted as of January 31, 2011.

Acquisition
			cost as a		Value as a
			percentage		percentage
	Acquisition	Acquisition	of net		of net
Restricted security	date[1]	cost ($)	assets (%)	Value ($)	assets (%)

Merrill Lynch, Pierce, Fenner & Smith, 0.350%, 02/01/11	01/31/11	821,000,000	3.29	821,000,000	3.29

1	Acquisition date represents most recent rate on variable rate securities.

5	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure the amortized cost approximates market value.

Prime Master Fund
Schedule of investments – January 31, 2011 (unaudited)

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government and agency obligations	—	3,508,074,279	—	3,508,074,279

Time deposit	—	225,000,000	—	225,000,000

Certificates of deposit	—	3,670,643,818	—	3,670,643,818

Commercial paper	—	12,018,835,439	—	12,018,835,439

US master note	—	821,000,000	—	821,000,000

Short-term corporate obligations	—	549,707,322	—	549,707,322

Repurchase agreements	—	4,175,299,000	—	4,175,299,000

Total	—	24,968,559,858	—	24,968,559,858

At January 31, 2011 there were no transfers between Level 1 and Level 2.

Issuer breakdown by country or territory of origin
Percentage of total investments (%)

United States	74.5

Japan	7.9

Canada	2.7

Luxembourg	2.5

Australia	2.3

United Kingdom	2.3

France	2.0

Sweden	1.7

New Zealand	1.2

Switzerland	1.0

Bahamas	0.9

Finland	0.5

Italy	0.5

Total	100.0

Weighted average maturity—41 days

For more information regarding the Funds’ other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2010.

Treasury Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

US government obligations—40.43%

US Treasury Bills
0.120%, due 02/10/11[1]	250,000,000	249,992,531
0.121%, due 02/17/11[1]	300,000,000	299,983,867
0.200%, due 05/26/11[1]	150,000,000	149,905,000
0.201%, due 06/02/11[1]	150,000,000	149,898,915
0.190%, due 07/28/11[1]	100,000,000	99,906,583
0.291%, due 07/28/11[1]	75,000,000	74,892,694
US Treasury Notes
5.000%, due 02/15/11	90,000,000	90,164,125
0.875%, due 02/28/11	300,000,000	300,132,836
0.875%, due 03/31/11	175,000,000	175,161,976
0.875%, due 04/30/11	235,000,000	235,329,688
4.875%, due 04/30/11	275,000,000	278,107,311
0.875%, due 05/31/11	117,000,000	117,266,374
4.875%, due 05/31/11	275,000,000	279,148,765
5.125%, due 06/30/11	150,000,000	153,006,607
4.875%, due 07/31/11	50,000,000	51,145,212
1.000%, due 10/31/11	75,000,000	75,422,162
4.625%, due 10/31/11	100,000,000	103,229,769
1.750%, due 11/15/11	160,000,000	161,867,932
0.750%, due 11/30/11	97,000,000	97,357,093

Total US government obligations (cost—$3,141,919,440)		3,141,919,440

Repurchase agreements—59.41%

Repurchase agreement dated 01/31/11 with Barclays Bank PLC, 0.210% due 02/01/11, collateralized by $1,473,812,200 US Treasury Notes, 2.000% due 01/31/16; (value—$1,479,000,019); proceeds: $1,450,008,458	1,450,000,000	1,450,000,000

Repurchase agreement dated 01/31/11 with Deutsche Bank Securities, Inc., 0.210% due 02/01/11, collateralized by $82,245,100 US Treasury Inflation Index Bonds, 2.375% due 01/15/27 and $1,224,900,300 US Treasury Inflation Index Notes, 0.500% to 2.375% due 04/15/11 to 07/15/20; (value—$1,445,238,034); proceeds: $1,416,908,265	1,416,900,000	1,416,900,000

Repurchase agreement dated 01/31/11 with Goldman Sachs & Co., 0.130% due 02/01/11, collateralized by $76,956,000 US Treasury Bills, zero coupon due 03/24/11,$56,801,800 US Treasury Bonds, 8.125% due 08/15/19 and $1,275,409,600 US Treasury Notes, 0.375% to 4.750% due 03/31/11 to 05/15/19; (value—$1,479,000,032); proceeds: $1,450,005,236	1,450,000,000	1,450,000,000

Repurchase agreement dated 01/31/11 with Morgan Stanley & Co., 0.200% due 02/01/11, collateralized by $22,112,400 US Treasury Inflation Index Bonds, 2.375% due 01/15/25 and $236,234,400 US Treasury Inflation Index Notes, 1.875% to 2.375% due 04/15/11 to 07/15/19; (value—$306,000,046); proceeds: $300,001,667	300,000,000	300,000,000

Treasury Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Repurchase agreements—(concluded)

Repurchase agreement dated 01/31/11 with State Street Bank & Trust Co., 0.010% due 02/01/11, collateralized by $280,000 US Treasury Notes, 2.000% due 01/31/16; (value—$280,350); proceeds: $270,000	270,000	270,000

Total repurchase agreements (cost—$4,617,170,000)		4,617,170,000

Total investments (cost—$7,759,089,440 which approximates cost for federal income tax purposes)[2]—99.84%		7,759,089,440

Other assets in excess of liabilities—0.16%		12,339,125

Net assets—100.00%		7,771,428,565

1	Rates shown are the discount rates at date of purchase.
2	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

US government obligations	—	3,141,919,440	—	3,141,919,440

Repurchase agreements	—	4,617,170,000	—	4,617,170,000

Total	—	7,759,089,440	—	7,759,089,440

At January 31, 2011 there were no transfers between Level 1 and Level 2.

Weighted average maturity—45 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2010.

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—85.74%

Alabama—1.18%
Birmingham Special Care Facilities Financing
Authority Revenues Refunding (Methodist Home Aging),
0.300%, VRD	5,725,000	5,725,000
Infirmary Health System Special Care Facilities
Financing Authority of Mobile Revenue (Infirmary
Health System, Inc.), Series B,
0.260%, VRD	8,300,000	8,300,000
Mobile Downtown Redevelopment Authority
Revenue (Austal USA LLC Project),
0.300%, VRD	5,000,000	5,000,000

		19,025,000

Alaska—0.30%
Borough of North Slope, Series A,
2.000%, due 06/30/11	4,800,000	4,832,286

Arizona—3.14%
AK-Chin Indian Community Revenue
0.340%, VRD	7,250,000	7,250,000
Apache County Industrial Development Authority
Industrial Development Revenue (Tucson Electric
Power Co.), Series 83C,
0.280%, VRD	18,000,000	18,000,000
Arizona Board of Regents University Systems
Revenue Refunding, Series A,
0.250%, VRD	10,590,000	10,590,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.),
0.300%, VRD	3,750,000	3,750,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-Irvington Project),
0.300%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue (Barclays
Capital Municipal Trust Receipts, Series 9W),
0.300%, VRD[1,2]	3,750,000	3,750,000
Yavapai County Industrial Development Authority
Revenue (Skanon Investments-Drake Project),
Series A,
0.310%, VRD	7,000,000	7,000,000

		50,640,000

California—1.21%
California Infrastructure & Economic Development
Bank Revenue (Jewish Community Center), Series A,
0.320%, VRD	400,000	400,000
California Infrastructure & Economic Development
Bank Revenue (Santa Barbara Performing Arts),
0.350%, VRD	2,160,000	2,160,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

California—(concluded)
California State Economic Recovery, Series C-1,
0.260%, VRD	7,000,000	7,000,000
Los Angeles Department of Water & Power
Waterworks Revenue, Subseries B-3,
0.230%, VRD	5,700,000	5,700,000
Metropolitan Water District Southern California
Refunding, Series A,
0.230%, VRD	700,000	700,000
Metropolitan Water District Southern California
Waterworks Revenue Refunding, Series A-2,
0.250%, VRD	1,650,000	1,650,000
San Diego County Certificates of Participation (San
Diego Foundation),
0.330%, VRD	1,900,000	1,900,000

		19,510,000

Colorado—2.13%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.340%, VRD[1,2]	12,065,000	12,065,000
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program), Series C-6,
0.270%, VRD	5,190,000	5,190,000
Denver City & County Certificates of Participation Refunding,
Series A1,
0.260%, VRD	15,000,000	15,000,000
Series A2,
0.260%, VRD	2,000,000	2,000,000

		34,255,000

Connecticut—0.70%
Connecticut State Health & Educational Facilities
Authority Revenue (Yale University), Series V-1,
0.220%, VRD	500,000	500,000
Connecticut State (JP Morgan PUTTERs, Series 1170) (FGIC Insured),
0.340%, VRD[1,2]	10,790,000	10,790,000

		11,290,000

District of Columbia—0.50%
District of Columbia Tax & Revenue Anticipation Notes,
2.000%, due 09/30/11	8,000,000	8,085,229

Florida—3.70%
Gainesville Utilities System Revenue, Series A,
0.260%, VRD	2,490,000	2,490,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program),
Series A (NATL-RE Insured),
0.270%, VRD	28,410,000	28,410,000
Series C (NATL-RE Insured),
0.270%, VRD	4,980,000	4,980,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Florida—(concluded)
JEA Electric System Revenue, Series Three-C-3,
0.270%, VRD	2,990,000	2,990,000
JEA Water & Sewer Revenue System, Subseries B-1,
0.260%, VRD	4,980,000	4,980,000
Orange County School Board Certificates of Participation, Series E,
0.270%, VRD	12,345,000	12,345,000
Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health), Series A1,
0.260%, VRD	3,400,000	3,400,000

		59,595,000

Georgia—2.75%
Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.290%, VRD[1,2]	9,750,000	9,750,000
Fulton County Development Authority Revenue
(Georgia Tech Athletic Association Project), Series
A (Mandatory Put 03/01/11 @100),
0.300%, due 03/01/11	5,000,000	5,000,000
Gainesville & Hall County Hospital Authority
Revenue Certificates of Participation (Northeast
Georgia Health System), Series A,
0.270%, VRD	1,200,000	1,200,000
Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.290%, VRD	4,000,000	4,000,000
Metropolitan Atlanta Rapid Transit Authority Sales
Tax Revenue, Series B,
0.280%, VRD	2,400,000	2,400,000
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.240%, VRD	500,000	500,000
Series B-2,
0.240%, VRD	3,300,000	3,300,000
Series C-4,
0.240%, VRD	14,500,000	14,500,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold), Series B,
0.300%, VRD	3,615,000	3,615,000

		44,265,000

Idaho—0.34%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/11	5,500,000	5,535,549

Illinois—4.28%
Chicago Board of Education Refunding (Dedicated
Revenues),
Series A-2,
0.290%, VRD	5,900,000	5,900,000
Series B,
0.260%, VRD	4,800,000	4,800,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Illinois—(concluded)
Chicago Board of Education Refunding, Series B,
0.260%, VRD	13,200,000	13,200,000
Chicago (Neighborhoods Alive 21), Series B,
0.260%, VRD	8,900,000	8,900,000
Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.270%, VRD	5,600,000	5,600,000
Subseries C-3,
0.270%, VRD	700,000	700,000
Chicago Water Revenue (Second Lien), Subseries 2000-1,
0.270%, VRD	4,100,000	4,100,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.280%, VRD	5,700,000	5,700,000
Illinois Educational Facilities Authority Revenues
(ACI/Cultural Pooled Financing),
0.370%, VRD	6,680,000	6,680,000
Illinois Finance Authority Revenue (Rehab Institute Chicago), Series C,
0.260%, VRD	2,175,000	2,175,000
McHenry County (Bank of America Austin
Certificates, Series 2008-3025X) (AGM Insured),
0.360%, VRD[1,2]	6,600,000	6,600,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.300%, VRD	4,650,000	4,650,000

		69,005,000

Indiana—1.68%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational)
0.290%, VRD	5,000,000	5,000,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.280%, VRD	4,440,000	4,440,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.290%, VRD	8,400,000	8,400,000
Purdue University Revenues (Student Facilities
System), Series A,
0.270%, VRD	9,175,000	9,175,000

		27,015,000

Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.300%, VRD	2,790,000	2,790,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Kentucky—3.20%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.270%, VRD	9,025,000	9,025,000
Christian County Association of County’s Leasing Trust Lease Program,
Series A,
0.270%, VRD	2,200,000	2,200,000
Series B,
0.270%, VRD	715,000	715,000
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.370%, VRD	17,000,000	17,000,000
Shelby County Lease Revenue, Series A,
0.270%, VRD	10,610,000	10,610,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.270%, VRD	7,260,000	7,260,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.290%, VRD	4,785,000	4,785,000

		51,595,000

Maryland—1.98%
Maryland Health & Higher Educational Facilities
Authority Revenue (John Hopkins University),
Series B,
0.250%, VRD	8,805,000	8,805,000
Maryland State & Local Facilities Loan, Series A,
5.000%, due 08/01/11	4,000,000	4,093,772
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.290%, VRD	12,315,000	12,315,000
Series A-7,
0.290%, VRD	6,700,000	6,700,000

		31,913,772

Massachusetts—4.79%
Massachusetts (Central Artery), Series B,
0.250%, VRD	1,400,000	1,400,000
Massachusetts Development Finance Agency
Revenue (Boston University), Series U-6E,
0.250%, VRD	2,800,000	2,800,000
Massachusetts Development Finance Agency
Revenue Refunding (Higher Education-Smith College),
0.250%, VRD	1,311,000	1,311,000
Massachusetts Development Finance Agency
Revenue (Simmons College), Series G,
0.290%, VRD	13,500,000	13,500,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Massachusetts—(concluded)
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.290%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.290%, VRD	2,970,000	2,970,000
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare Systems),
Series F3,
0.280%, VRD	4,040,000	4,040,000
Series I-1,
0.250%, VRD	2,000,000	2,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pooled Loan Program), Series N,
0.290%, VRD	5,725,000	5,725,000
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College),
Series I,
0.250%, VRD	4,100,000	4,100,000
Series J,
0.300%, VRD	1,200,000	1,200,000
Massachusetts Revenue Anticipation Notes, Series C,
2.000%, due 06/23/11	10,000,000	10,065,339
Massachusetts Water Resources Authority Refunding
(General Multi-Modal), Subseries C,
0.230%, VRD	6,000,000	6,000,000
Massachusetts Water Resources Authority Refunding
(General), Series A,
0.290%, VRD	11,990,000	11,990,000

		77,101,339

Michigan—1.67%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.270%, VRD	1,400,000	1,400,000
Grand Valley State University Revenue Refunding,
Series B,
0.250%, VRD	5,000,000	5,000,000
Michigan Finance Authority State Aid Notes, Series D-1,
2.000%, due 08/19/11	5,000,000	5,032,447
Michigan State Hospital Finance Authority Revenue
(Ascension Health Senior Credit Group), Subseries F-5,
0.260%, VRD	15,410,000	15,410,000

		26,842,447

Minnesota—1.01%
Midwest Consortium of Municipal Utilities Revenue
(Draw Down-Association Financing Program),
Series B,
0.290%, VRD	1,350,000	1,350,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Minnesota—(concluded)
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.270%, VRD	9,950,000	9,950,000
St. Cloud Health Care Revenue Refunding
(Cenracare Health Services), Series A,
0.250%, VRD	5,000,000	5,000,000

		16,300,000

Mississippi—2.65%
Mississippi Business Finance Corp. Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series D,
0.230%, VRD	10,000,000	10,000,000
0.250%, VRD	10,000,000	10,000,000
Series F,
0.230%, VRD	19,500,000	19,500,000
Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.230%, VRD	3,200,000	3,200,000

		42,700,000

Missouri—1.80%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue (De
Smet Jesuit High School),
0.300%, VRD	4,370,000	4,370,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series A,
0.280%, VRD	800,000	800,000
Series C,
0.250%, VRD	9,000,000	9,000,000
Missouri State Health & Educational Facilities
Authority Health Facilities Revenue (BJC Health
Systems),
Series A,
0.280%, VRD	2,200,000	2,200,000
Series E,
0.240%, VRD	1,500,000	1,500,000
St. Louis Industrial Development Authority Cultural
Facilities Revenue (Art Museum Project), Series B,
0.260%, VRD	3,400,000	3,400,000
University of Missouri Revenue (System Facilities),
Series A,
0.270%, VRD	2,655,000	2,655,000
Series B,
0.270%, VRD	5,100,000	5,100,000

		29,025,000

Montana—0.80%
Forsyth Pollution Control Revenue Refunding
(PacifiCorp Project),
0.290%, VRD	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Montana—(concluded)
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems),
0.300%, VRD	2,900,000	2,900,000

		12,900,000

Nebraska—0.60%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.300%, VRD	9,700,000	9,700,000

New Jersey—0.34%
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare), Series B,
0.260%, VRD	5,000,000	5,000,000
Toms River,
2.000%, due 06/15/11	450,000	452,721

		5,452,721

New Mexico—0.81%
Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	8,000,000	8,076,080
New Mexico Tax & Revenue Anticipation Notes,
2.000%, due 06/30/11	5,000,000	5,034,564

		13,110,644

New York—7.19%
Erie County Fiscal Stability Authority Bond
Anticipation Notes,
1.250%, due 07/29/11	7,000,000	7,029,641
Metropolitan Transportation Authority Dedicated
Tax Fund Refunding, Subseries B-1,
0.260%, VRD	7,370,000	7,370,000
New York City Capital Resources Corp. Revenue
(Loan Enhanced Assistance), Series B-1,
0.350%, VRD	6,090,000	6,090,000
New York City Housing Development Corp. Multi-Family
Mortgage Revenue (The Crest), Series A,
0.340%, VRD	13,000,000	13,000,000
New York City Municipal Water Finance Authority
Water & Sewer Systems Revenue (2nd Generation
Resolution), Series AA-3,
0.360%, VRD	39,950,000	39,950,000
New York City, Subseries B-3,
0.250%, VRD	2,400,000	2,400,000
New York Dormitory Authority Revenues (Citigroup
ROCS, Series RR-II-R-11560),
0.290%, VRD[1,2]	2,070,000	2,070,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

New York—(concluded)
New York State Dormitory Authority Revenue
Non-State Supported Debt (Columbia University),
Series B,
0.220%, VRD	2,300,000	2,300,000
New York State Dormitory Authority Revenue
Non-State Supported Debt (St. John’s University),
Series B-2,
0.280%, VRD	1,600,000	1,600,000
New York State Housing Finance Agency Affordable
Housing Revenue (Housing Bowery Place I),
Series A (FHLMC Insured),
0.250%, VRD	3,900,000	3,900,000
New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.270%, VRD	1,100,000	1,100,000
New York State Housing Finance Agency Revenue
(North End), Series A (FNMA Insured),
0.250%, VRD	5,700,000	5,700,000
New York State Urban Development Corp. Revenue
Refunding (Service Contract), Series A-5,
0.250%, VRD	5,100,000	5,100,000
New York State Urban Development Corp. Revenue
(State Facilities), Series A3D,
0.330%, VRD	12,100,000	12,100,000
Suffolk County Tax Anticipation Notes,
1.500%, due 08/11/11	6,000,000	6,032,256

		115,741,897

North Carolina—4.81%
Charlotte-Mecklenburg Hospital Authority Health
Care Systems Revenue Refunding (Carolinas
Healthcare), Series B,
0.250%, VRD	745,000	745,000
Charlotte Water & Sewer System Revenue
Refunding, Series C,
0.320%, VRD	5,000,000	5,000,000
Charlotte Water & Sewer System Revenue, Series B,
0.290%, VRD	13,700,000	13,700,000
Guilford County, Series B,
0.260%, VRD	1,855,000	1,855,000
Mecklenburg County, Series B,
0.290%, VRD	10,770,000	10,770,000
New Hanover County (School),
0.290%, VRD	2,835,000	2,835,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell University),
0.300%, VRD	5,850,000	5,850,000
North Carolina Educational Facilities Finance
Agency Revenue (Duke University Project), Series A,
0.220%, VRD	1,000,000	1,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

North Carolina—(concluded)
North Carolina Medical Care Commission Hospital
Revenue (Duke University Hospital Project),
Series A,
0.270%, VRD	4,800,000	4,800,000
Union County, Series A,
0.270%, VRD	19,145,000	19,145,000
Wake County, Series B,
0.320%, VRD	11,700,000	11,700,000

		77,400,000

Ohio—1.20%
Columbus (Sanitation Sewer), Series 1,
0.250%, VRD	2,660,000	2,660,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.290%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.250%, VRD	3,530,000	3,530,000
Cuyahoga County Housing Revenue (Euclid Avenue Housing Corp.), Series A,
0.260%, VRD	6,000,000	6,000,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.290%, VRD[1,2]	3,695,000	3,695,000
Ohio University General Receipts, Series B,
0.250%, VRD	565,000	565,000

		19,250,000

Oregon—0.57%
Oregon Health Sciences University Revenue,
Series B-1,
0.300%, VRD	5,960,000	5,960,000
Series B-2,
0.290%, VRD	3,275,000	3,275,000

		9,235,000

Pennsylvania—5.29%
Allegheny County Higher Education Building
Authority University Revenue (Carnegie Mellon University),
0.240%, VRD	5,850,000	5,850,000
Allegheny County Higher Education Building
Authority University Revenue Refunding
(Carnegie Mellon University),
0.240%, VRD	5,900,000	5,900,000
Allegheny County Hospital Development Authority
Revenue (University of Pittsburgh Medical Center), Series B-2,
0.200%, VRD	12,500,000	12,500,000
Emmaus General Authority Revenue, Subseries F-22,
0.300%, VRD	2,400,000	2,400,000
Geisinger Authority Health System (Geisinger Health System),
Series B,
0.240%, VRD	9,100,000	9,100,000
Series C,
0.260%, VRD	5,260,000	5,260,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)
Montgomery County, Series A,
0.240%, VRD	1,500,000	1,500,000
Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University), Series A,
0.260%, VRD	7,000,000	7,000,000
Pennsylvania Higher Educational Facilties Authority
Revenue (Drexel University), Series B,
0.280%, VRD	4,765,000	4,765,000
Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.260%, VRD	3,000,000	3,000,000
Series F,
0.260%, VRD	10,000,000	10,000,000
Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien), Series B2,
0.270%, VRD	6,600,000	6,600,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 05/31/11	6,000,000	6,029,805
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project), Series B,
0.290%, VRD	5,300,000	5,300,000

		85,204,805

Rhode Island—0.08%
Rhode Island Industrial Facilities Corp. Marine
Terminal Revenue Refunding (ExxonMobil Project),
0.220%, VRD	1,200,000	1,200,000

South Carolina—0.82%
Charleston County School District Tax Anticipation
Notes (SCSDE Insured),
2.000%, due 04/01/11	5,000,000	5,013,675
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.280%, VRD	2,000,000	2,000,000
Series D,
0.300%, VRD	3,055,000	3,055,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding (Regional
Medical Center of Orangeburg),
0.270%, VRD	3,150,000	3,150,000

		13,218,675

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Tennessee—2.53%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue (Vanderbilt University), Series A,
0.220%, VRD	4,835,000	4,835,000
Series A-1,
0.220%, VRD	7,150,000	7,150,000
Metropolitan Government of Nashville & Davidson
County Industrial Development Board Revenue
(YMCA Projects),
0.470%, VRD	4,080,000	4,080,000
Montgomery County Public Building Authority
Pooled Financing Revenue (Tennessee County Loan Pool),
0.300%, VRD	2,550,000	2,550,000
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.300%, VRD	4,865,000	4,865,000
Shelby County Refunding, Series C,
0.320%, VRD	17,190,000	17,190,000

		40,670,000

Texas—12.92%
Alamo Community College District (Citigroup ROCS),
Series RR-II-R-11406 (BHAC-CR NATL-RE Insured),
0.290%, VRD[1,2]	9,575,000	9,575,000
Series RR-II-R-883WF (FGIC Insured),
0.280%, VRD[1,2]	7,750,000	7,750,000
Austin Water & Wastewater Systems Revenue Refunding,
0.320%, VRD	7,490,000	7,490,000
Frisco Certificates of Obligation (Barclays Capital
Municipal Trust Receipts, Series 188) (AGM Insured),
0.300%, VRD[1,2]	3,195,000	3,195,000
Harris County Cultural Education Facilities Finance
Corp. Revenue (Methodist Hospital),
Series C-2,
0.250%, VRD	9,900,000	9,900,000
Subseries C-2,
0.250%, VRD	4,100,000	4,100,000
Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.250%, VRD	10,000,000	10,000,000
Harris County Tax Anticipation Notes,
2.000%, due 02/28/11	10,000,000	10,012,244
Houston Airport System Revenue Refunding (Sub Lien),
0.260%, VRD	3,000,000	3,000,000
Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.240%, VRD	8,355,000	8,355,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Texas—(concluded)
Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.320%, VRD	4,000,000	4,000,000
Series B-6,
0.230%, VRD	2,600,000	2,600,000
Mesquite Independent School District (School
Building), Series A (PSF-GTD),
0.270%, VRD	17,450,000	17,450,000
North Texas Higher Education Authority Student
Loan Revenue, Series E,
0.320%, VRD	10,000,000	10,000,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project),
0.260%, VRD	500,000	500,000
San Antonio Electric & Gas (Systems-Junior Lien),
0.300%, VRD	4,000,000	4,000,000
San Antonio Hotel Occupancy Revenue Refunding (Sub Lien),
0.290%, VRD	4,250,000	4,250,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources), Series B,
0.250%, VRD	5,325,000	5,325,000
Texas (Citigroup ROCS, Series RR-II-R-11184),
0.290%, VRD[1,2]	6,205,000	6,205,000
Texas (JP Morgan PUTTERs, Series 3238),
0.290%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.360%, VRD[1,2]	6,670,000	6,670,000
Texas State Transportation Commission Revenue (JP
Morgan PUTTERs, Series 2563),
0.290%, VRD[1,2]	3,330,000	3,330,000
Texas State (Veterans), Series C,
0.280%, VRD	10,000,000	10,000,000
Texas Tax & Revenue Anticipation Notes,
2.000%, due 08/31/11	20,000,000	20,191,519
University of Texas Permanent University Fund
System, Series A,
0.200%, VRD	2,270,000	2,270,000
University of Texas University Revenues (Financing
Systems), Series B,
0.220%, VRD	4,900,000	4,900,000
0.230%, VRD	30,855,000	30,855,000

		208,088,763

Vermont—0.48%
Winooski Special Obligation Refunding, Series A,
0.290%, VRD	7,700,000	7,700,000

Virginia—1.29%
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.240%, VRD	2,700,000	2,700,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(continued)

Virginia—(concluded)
Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 05/13/11 @100),
0.480%, due 05/13/11	10,000,000	10,000,000
University of Virginia University Revenues (General), Series A,
0.220%, VRD	2,190,000	2,190,000
Virginia Commonwealth University (General), Series A (AMBAC Insured),
0.250%, VRD	5,900,000	5,900,000

		20,790,000

Washington—5.73%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue (JP Morgan
PUTTERs, Series 2643Z),
0.290%, VRD[1,2]	4,995,000	4,995,000
Energy Northwest Electric Revenue (JP Morgan
PUTTERs, Series 1282) (AMBAC-TCRs Insured),
0.340%, VRD[1,2]	15,500,000	15,500,000
King County Sewer Revenue (Junior Lien), Series A,
0.320%, VRD	43,475,000	43,475,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170) (AGM Insured),
0.280%, VRD[1,2]	5,085,000	5,085,000
Washington Citigroup ROCS,
Series RR-II-R-11145 (AGM Insured),
0.290%, VRD[1,2]	6,725,000	6,725,000
Series RR-II-R-11298 (AGM Insured),
0.290%, VRD[1,2]	4,935,000	4,935,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding (New
Haven Apartments), (FNMA Insured),
0.270%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.280%, VRD	3,750,000	3,750,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.270%, VRD[1,2]	3,995,000	3,995,000

		92,360,000

West Virginia—0.32%
Cabell County University Facilities Revenue
(Provident Group Marshall Properties), Series A,
0.340%, VRD	5,150,000	5,150,000

Wisconsin—0.56%
Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.), Series A,
0.300%, VRD	3,625,000	3,625,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Municipal bonds and notes—(concluded)

Wisconsin—(concluded)
Wisconsin State, Series B (NATL-RE Insured),
5.000%, due 05/01/11	5,280,000	5,340,229

		8,965,229

Wyoming—0.22%
Sweetwater County Pollution Control Revenue
Refunding (PacifiCorp Project),
Series A,
0.250%, VRD	3,000,000	3,000,000
Series B,
0.270%, VRD	600,000	600,000

		3,600,000

Total municipal bonds and notes (cost—$1,381,058,356)		1,381,058,356

Tax-exempt commercial paper—14.06%

California—0.31%
Los Angeles Department of Water,
0.300%, due 02/10/11	5,000,000	5,000,000

Florida—0.80%
Florida Local Goverment,
0.300%, due 03/04/11	12,823,000	12,823,000

Georgia—1.28%
Atlanta Airport,
0.330%, due 03/15/11	5,000,000	5,000,000
0.350%, due 05/25/11	7,500,000	7,500,000
0.310%, due 06/06/11	3,048,000	3,048,000
Emory University,
0.300%, due 02/01/11	5,000,000	5,000,000

		20,548,000

Illinois—0.62%
Illinois Educational Facilities Authority Revenue,
0.320%, due 03/01/11	10,000,000	10,000,000

Maryland—3.62%
Anne Arundel County,
0.320%, due 02/23/11	10,000,000	10,000,000
Baltimore County,
0.300%, due 04/07/11	30,400,000	30,400,000
John Hopkins University,
0.300%, due 03/08/11	5,000,000	5,000,000
0.290%, due 03/09/11	7,429,000	7,429,000
Montgomery County,
0.320%, due 02/14/11	5,400,000	5,400,000

		58,229,000

Massachusetts—0.62%
Harvard University,
0.290%, due 03/01/11	10,000,000	10,000,000

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

	Face
Security description	amount ($)	Value ($)

Tax-exempt commercial paper—(concluded)

Michigan—0.93%
Trinity Health Credit Group,
0.300%, due 05/02/11	15,000,000	15,000,000

Minnesota—1.61%
Mayo Clinic,
0.230%, due 02/01/11	5,000,000	5,000,000
0.300%, due 02/01/11	5,000,000	5,000,000
0.310%, due 03/08/11	16,000,000	16,000,000

		26,000,000

New York—0.62%
Metropolitan Transportation Authority,
0.310%, due 02/03/11	5,000,000	5,000,000
0.300%, due 04/07/11	5,000,000	5,000,000

		10,000,000

Tennessee—0.62%
Vanderbilt University,
0.300%, due 05/23/11	10,000,000	10,000,000

Texas—1.53%
Harris County,
0.300%, due 02/07/11	5,000,000	5,000,000
Houston Combined Utility System,
0.300%, due 03/03/11	3,750,000	3,750,000
0.320%, due 03/09/11	6,850,000	6,850,000
Methodist Hospital,
0.350%, due 06/15/11	9,000,000	9,000,000

		24,600,000

Wisconsin—0.62%
City of Milwaukee,
0.300%, due 02/28/11	5,000,000	5,000,000
0.290%, due 03/15/11	5,000,000	5,000,000

		10,000,000

Wyoming—0.88%
PacifiCorp,
0.320%, due 02/01/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$226,425,000)		226,425,000

Total investments (cost—$1,607,483,356 which approximates cost for federal income tax purposes)[3]—99.80%		1,607,483,356

Other assets in excess of liabilities—0.20%		3,254,273

Net assets—100.00%		1,610,737,629

Tax-Free Master Fund
Schedule of investments – January 31, 2011 (unaudited)

1	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.79% of net assets as of January 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).
3	Investments are valued at amortized cost. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles require disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.
Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of January 31, 2011 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Municipal bonds and notes	—	1,381,058,356	—	1,381,058,356

Tax-exempt commercial paper	—	226,425,000	—	226,425,000

Total	—	1,607,483,356	—	1,607,483,356

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2011 and reset periodically.

Weighted average maturity—21 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated October 31, 2010.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2011

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2011